LEASES - Schedule of future minimum lease payments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	$ 3,546	$ 63,198
Less: Imputed interest	(150)	(10,496)
Present value of obligations under leases	3,396	52,702
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	1,103	12,235
Later than one year and not later than two years
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	1,206	12,753
Later than two years and not later than three years
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	$ 1,237	12,054
Later than three years and not later than four years
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments		12,810
Later than four years and not later than five years
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments		11,705
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments		$ 1,641